DIRECTORS LOAN (Tables)	3 Months Ended
Jun. 30, 2026
DIRECTORS LOAN
Schedule of unsecured loans payable
Balance, March 31, 2025	966,304
Interest expense	100,000
Amortization of transaction costs	34,678
Cash interest paid	(50,136)
Closing balance, March 31, 2026	1,050,846
Interest expense	24,932
Closing balance, June 30, 2026	1,075,778

Current portion	1,075,778
Non-current portion	-

	Three Months Ended	Year Ended
Finance Expenses	June 30, 2026	March 31, 2026
	($)	($)
Interest on loan	24,932	100,000
Amortization of transaction costs	–	34,678
Total	24,932	134,678